Discontinued Operations - Schedule of Assets and Liabilities of Discontinued Operations and Income from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Cash		$ 6
Accounts receivable		37
Deposits and other current assets		57
Land and equipment		2,685
Total assets		2,785
Accounts payable		777
Accrued liabilities		42
Notes payable		2,022
Total liabilities		2,841
Revenues		3,774
Cost of goods sold		(4,308)
General and administrative expenses	(933)
Depreciation and amortization	(1)	(560)
Interest	(43)	(284)
Other (gain (loss) on disposal of assets and intangibles)	(8)	(1,246)
Total	$ (1,045)	$ (2,624)